Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends received	$ 7,206	$ 7,843	$ 16,803
Teekay Knarr As and Knarr LLC [Member]
Net cash acquired on business acquisition		$ 14,200
ALP Maritime Services B.V. [Member]
Net cash acquired on business acquisition			300
Logitel Offshore Holding [Member]
Net cash acquired on business acquisition			$ 8,100